Financial obligations (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Financial obligations [Line Items]
Gross non current financial liabilities	$ 545,022	$ 552,895
Debt issuance costs	(4,126)	(3,803)
Non-current financial liabilities	540,896	549,092
Between 1 and 2 years [member]
Disclosure of Financial obligations [Line Items]
Gross non current financial liabilities	278,397	125,215
Between 2 and 5 years [member]
Disclosure of Financial obligations [Line Items]
Gross non current financial liabilities	$ 266,625	$ 427,680